Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about basis of preparation [Line items]
Exchange rate gains (losses)	$ (227,000)	$ 9,000,000	$ (1,900,000)
Expiration period			6 years
Number of equity awards exceeding ten years | item	0
Cost recognized for awards that do not ultimately vest	$ 0
Court expenses	453,000	$ 1,200,000	$ 315,000
Provision for uncertain tax positions	0
Impairment loss	$ 0
Vendors who provide extended payment terms | item	0
Minimum
Disclosure of detailed information about basis of preparation [Line items]
Expiration period	6 years
Vesting term	3 years		3 years
Expected useful lives	2 years
Maximum
Disclosure of detailed information about basis of preparation [Line items]
Expiration period	10 years
Vesting term	5 years		4 years
Expected useful lives	8 years